Share Capital - Details of Warrants and Finder's Warrants Outstanding (Parenthetical) (Details)	12 Months Ended
Apr. 30, 2023 $ / shares
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 16.81